NON-CONTROLLING INTERESTS (Details - Preferred Equity) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of preference shares [Line Items]
Dividends declared for the year ended	$ (1,272)	$ (1,199)	$ (696)
Non controlling Interests	$ 8,129	6,298	$ 5,589	$ 2,587
Preferred equity
Disclosure of preference shares [Line Items]
Shares outstanding	31,030
Dividends declared for the year ended	$ 26	26
Non controlling Interests	$ 568	616
Series 1 (C$136)
Disclosure of preference shares [Line Items]
Cumulative dividend rate (%)	3.36%
Earliest permitted redemption date	Apr 2020
Dividends declared for the year ended	$ 4	4
Non controlling Interests		108
Series 2 (C$113)
Disclosure of preference shares [Line Items]
Cumulative dividend rate (%)	4.29%
Earliest permitted redemption date	Apr 2020
Dividends declared for the year ended	$ 3	3
Non controlling Interests		90
Series 3 (C$249)
Disclosure of preference shares [Line Items]
Cumulative dividend rate (%)	4.40%
Earliest permitted redemption date	Jul 2019
Dividends declared for the year ended	$ 8	8
Non controlling Interests		197
Series 5 (C$103)
Disclosure of preference shares [Line Items]
Cumulative dividend rate (%)	5.00%
Earliest permitted redemption date	Apr 2018
Dividends declared for the year ended	$ 4	4
Non controlling Interests		82
Series 6 (C$175)
Disclosure of preference shares [Line Items]
Cumulative dividend rate (%)	5.00%
Earliest permitted redemption date	Jul 2018
Dividends declared for the year ended	$ 7	7
Non controlling Interests		$ 139
Class A Preference Shares
Disclosure of preference shares [Line Items]
Percentage of units for normal course issuer bid	10.00%